PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

	December 31, 2017	December 31, 2016
Land, buildings and improvements	$8,979	$8,998
Wireless communication systems	754,257	685,562
Furniture, equipment, vehicles and software	164,498	111,690
Construction in progress	55,135	61,246

	982,869	867,496
Less: accumulated depreciation	(567,241)	(473,931)

Property and equipment, net	$415,628	$393,565

Depreciation expense was $88.1 million, $85.8 million and $77.1 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Advances to equipment vendors are included in Other assets and totaled $5.8 million and $6.9 million as of December 31, 2017 and 2016, respectively.

AROs are primarily recorded for the Company’s legal obligations to remediate leased property on which the Company’s network infrastructure and related assets are located. The AROs are recorded in Other non-current liabilities with a corresponding amount in Property and equipment, net. No obligation is expected to be settled within 12 months as of December 31, 2017. The activity in the AROs was as follows:

	Years Ended December 31,
	2017	2016
Beginning balance	$21,593	$18,878
Revisions in estimated cash flows	(4,218)	(690)
Additional accruals	959	1,733
Foreign currency translation	526	132
Accretion	1,055	1,585
Disposals	(37)	(45)

Ending balance	$19,878	$21,593

During the year ended December 31, 2017, the Company performed an annual review of its ARO liability which resulted in a revision in estimated cash flows. The revision resulted in a decrease in the ARO liability and corresponding assets, net of accumulated depreciation, and an immaterial gain recognized in depreciation, amortization, and accretion on the consolidated statements of operations and comprehensive income (loss).

The corresponding assets, net of accumulated depreciation, related to AROs were $6.7 million and $10.7 million as of December 31, 2017 and 2016, respectively.

Supplemental cash flow information:

The Company acquired $1.9 million, $1.8 million and $1.1 million of property and equipment through current and long-term debt during the years ended December 31, 2017, 2016 and 2015, respectively.

The Company also acquires property and equipment through current and long-term construction accounts payable. The net change in current and long-term construction accounts payable resulted in additions or (adjustments) to Purchase of property and equipment in the Consolidated Statements of Cash Flows of $(12.8) million, $5.6 million and $(11.4) million for the years ended December 31, 2017, 2016, and 2015, respectively.